Group Information - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Revenue	€ 328
Other financial interest	115	€ 266	€ 23
Professional services	11,591	14,129	15,484
Statement of financial position [abstract]
Accounts receivables and accounts payables	369
Impairment of financial assets	0	(1,411)	0
Borrowings	(229,189)	(144,849)
Shareholders
Analysis of income and expense [abstract]
Revenue	328	67
Interest on convertible bonds			3
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 369
Joint Venture
Analysis of income and expense [abstract]
Interest		47
Impairment of financial assets		(1,945)
Interest on convertible bonds			61
Statement of financial position [abstract]
Current loans granted to Joint Venture		1,411
Receivables from Joint Venture		534
Impairment of financial assets		(1,945)
Related parties
Analysis of income and expense [abstract]
Revenue		67
Interest		47
Impairment of financial assets		(1,945)
Interest on convertible bonds			€ 64
Statement of financial position [abstract]
Current loans granted to Joint Venture		1,411
Receivables from Joint Venture		534
Impairment of financial assets		€ (1,945)